Kovitz Core Equity ETF
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS — 99.34% Shares Fair Value
Communications — 17.89%
Alphabet, Inc., Class A
(a)
70,408 $ 6,959,127
Alphabet, Inc., Class C
(a)
339,816 33,937,424
Charter Communications, Inc., Class A
(a)
52,594 20,212,400
Expedia Group, Inc.
(a)
73,629 8,415,795
GoDaddy, Inc., Class A
(a)
218,667 17,959,121
Meta Platforms, Inc., Class A
(a)
148,852 22,174,481
Spotify Technology SA
(a)
52,637 5,933,243
Walt Disney Co. (The)
(a)
204,881 22,227,540
137,819,131
Consumer Discretionary — 16.44%
Amazon.com, Inc.
(a)
223,908 23,091,632
CarMax, Inc.
(a)
271,281 19,111,746
General Motors Co. 443,437 17,435,943
Gildan Activewear, Inc. 555,829 17,414,123
Hasbro, Inc. 218,839 12,948,704
Las Vegas Sands Corp.
(a)
301,736 17,802,424
Lowe's Cos., Inc. 90,604 18,868,283
126,672,855
Consumer Staples — 6.70%
Dollar Tree, Inc.
(a)
150,477 22,598,636
PepsiCo, Inc. 4,330 740,517
Philip Morris International, Inc. 271,406 28,291,361
51,630,514
Financials — 20.73%
American Express Co. 96,041 16,800,452
Aon PLC, Class A 57,642 18,369,353
Berkshire Hathaway, Inc., Class A
(a)
1 473,000
Berkshire Hathaway, Inc., Class B
(a)
93,963 29,271,354
Blackstone Group L.P. (The), Class A 176,610 16,947,496
Charles Schwab Corp. (The) 405,748 31,413,009
Intercontinental Exchange, Inc. 178,200 19,165,410
JPMorgan Chase & Co. 194,768 27,259,729
159,699,803
Health Care — 4.19%
Abbott Laboratories 6,300 696,465
Becton, Dickinson and Co. 120,823 30,473,977
Stryker Corp. 4,330 1,098,997
32,269,439
Industrials — 10.04%
Equifax, Inc. 2,900 644,380
Graco, Inc. 14,003 956,685
Hayward Holdings, Inc.
(a)
415,509 5,605,216
Illinois Tool Works, Inc. 3,710 875,708
Jacobs Solutions, Inc. 187,210 23,129,797
Johnson Controls International PLC 10,493 729,998
Keysight Technologies, Inc.
(a)
61,288 10,992,003

Kovitz Core Equity ETF
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 99.34% - (continued) Shares Fair Value
Industrials — 10.04% - (continued)
Lincoln Electric Holdings, Inc. 6,153 $ 1,026,751
PACCAR, Inc. 163,688 17,892,735
Quanta Services, Inc. 97,806 14,885,095
Verisk Analytics, Inc. 3,493 634,992
77,373,360
Materials — 0.12%
PPG Industries, Inc. 7,283 949,266
Technology — 23.23%
Analog Devices, Inc. 140,389 24,072,502
Apple, Inc. 212,460 30,655,854
Arista Networks, Inc.
(a)
120,539 15,190,325
Autodesk, Inc.
(a)
97,080 20,887,732
Microsoft Corp. 6,953 1,723,023
Motorola Solutions, Inc. 105,933 27,225,840
Salesforce.com, Inc.
(a)
120,040 20,163,119
Splunk, Inc.
(a)
99,801 9,557,942
TE Connectivity Ltd. 3,660 465,369
Texas Instruments, Inc. 7,583 1,343,783
Visa, Inc., Class A 120,342 27,703,932
178,989,421
Total Common Stocks (Cost $622,926,976) 765,403,789
Other Assets in Excess of Liabilities — 0.66% 5,073,640
NET ASSETS — 100.00% $ 770,477,429
(a) Non-income producing security.